UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              February 14, 2013
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       41

Form 13F Information Table Value Total:  767,569
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (12/31/12) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
AMERICAN TOWER CORP            COMMON STOCK  03027X100    49963    646600   SH            SOLE       NONE     646600
AIRGAS INC                     COMMON STOCK  009363102     9677    106000   SH            SOLE       NONE     106000
ALLEGHENY TECHNOLOGIES INC     COMMON STOCK  01741R102     7724    254400   SH            SOLE       NONE     254400
BAIDU INC                           ADR      056752108    17009    169600   SH            SOLE       NONE     169600
BAZAARVOICE INC                COMMON STOCK  073271108     5947    636000   SH            SOLE       NONE     636000
C.H. ROBINSON WORLDWIDE INC    COMMON STOCK  12541W209    31831    503500   SH            SOLE       NONE     503500
DICK'S SPORTING GOODS INC      COMMON STOCK  253393102    21699    477000   SH            SOLE       NONE     477000
DELPHI AUTOMOTIVE PLC          COMMON STOCK  G27823106    28382    742000   SH            SOLE       NONE     742000
DUFF & PHELPS CORP             COMMON STOCK  26433B107     7947    508800   SH            SOLE       NONE     508800
EBAY INC                       COMMON STOCK  278642103    22974    450500   SH            SOLE       NONE     450500
EQUINIX INC                    COMMON STOCK  29444U502    19671     95400   SH            SOLE       NONE      95400
EXPEDITORS INTL WASH INC       COMMON STOCK  302130109     8804    222600   SH            SOLE       NONE     222600
FOCUS MEDIA HOLDING                 ADR      34415V109    14966    583000   SH            SOLE       NONE     583000
FRANCESCAS HOLDINGS CORP       COMMON STOCK  351793104    10994    424000   SH            SOLE       NONE     424000
GENERAL MOTORS CO              COMMON STOCK  37045V100    26823    930400   SH            SOLE       NONE     930400
GNC HOLDINGS INC               COMMON STOCK  36191G107    29985    901000   SH            SOLE       NONE     901000
GOOGLE INC                     COMMON STOCK  38259P508    11247     15900   SH            SOLE       NONE      15900
CHART INDUSTRIES INC           COMMON STOCK  16115Q308    10383    155700   SH            SOLE       NONE     155700
HYATT HOTELS CORP              COMMON STOCK  448579102    23713    614800   SH            SOLE       NONE     614800
STARWOOD HOTELS & RESORTS      COMMON STOCK  85590A401    25233    439900   SH            SOLE       NONE     439900
INFORMATION SERVICES GROUP     COMMON STOCK  45675Y104      585    508800   SH            SOLE       NONE     508800
HUNT (JB) TRANSPRT SVCS INC    COMMON STOCK  445658107    42967    719600   SH            SOLE       NONE     719600
KIRBY CORP                     COMMON STOCK  497266106    19353    312700   SH            SOLE       NONE     312700
MICHAEL KORS HOLDINGS LTD      COMMON STOCK  G60754101    23259    455800   SH            SOLE       NONE     455800
LKQ CORP                       COMMON STOCK  501889208    14985    710200   SH            SOLE       NONE     710200
LIFE TIME FITNESS INC          COMMON STOCK  53217R207      221      4500   SH            SOLE       NONE       4500
MOODY'S CORP                   COMMON STOCK  615369105    26670    530000   SH            SOLE       NONE     530000
MCGRAW-HILL COMPANIES INC      COMMON STOCK  580645109     5795    106000   SH            SOLE       NONE     106000
MELCO CROWN ENTERTAINMENT           ADR      585464100    15173    901000   SH            SOLE       NONE     901000
MRC GLOBAL INC                 COMMON STOCK  55345K103    27252    981000   SH            SOLE       NONE     981000
BLUE NILE INC                  COMMON STOCK  09578R103    23492    610500   SH            SOLE       NONE     610500
PENTAIR LTD                    COMMON STOCK  H6169Q108    23445    477000   SH            SOLE       NONE     477000
SAIC INC                       COMMON STOCK  78390X101    22698   2005140   SH            SOLE       NONE    2005140
SBA COMMUNICATIONS CORP        COMMON STOCK  78388J106    22572    318000   SH            SOLE       NONE     318000
SPIRIT AEROSYSTEMS HOLD        COMMON STOCK  848574109    10973    646600   SH            SOLE       NONE     646600
SENSATA TECHNOLOGIES HOLDING   COMMON STOCK  N7902X906    19752    608121   SH            SOLE       NONE     608121
TRANSDIGM GROUP INC            COMMON STOCK  893641100    15395    112900   SH            SOLE       NONE     112900
TRW AUTOMOTIVE HOLDINGS CORP   COMMON STOCK  87264S106    12502    233200   SH            SOLE       NONE     233200
VELTI PLC                      COMMON STOCK  G93285107     4055    901000   SH            SOLE       NONE     901000
VERISK ANALYTICS INC           COMMON STOCK  92345Y106    29100    570932   SH            SOLE       NONE     570932
WEX INC                        COMMON STOCK  96208T104    22353    296581   SH            SOLE       NONE     296581